Harbor AlphaEdge Mid Cap Value ETF Expense Example - Harbor AlphaEdge Mid Cap Value ETF - NONE or SAME	Aug. 14, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 39
Expense Example, with Redemption, 3 Years	$ 122